Share Capital	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 9 - Share Capital

Common Stock

The Company’s authorized capital consists of 600,000 shares of common stock with a par value of MYR 1 per share. All 600,000 shares of common stock of the Company are issued and held by GMCI Corp. as of June 30, 2018 and 2017.

Instruments Convertible into Common or Preferred Shares

As of June 30, 2018 and 2017, the Company had no instruments outstanding that were convertible into or exercisable into either common or preferred shares of the Company.